Subsequent Events (Details) - USD ($)	Oct. 29, 2019	Oct. 28, 2019	Sep. 30, 2019	Sep. 27, 2019	Dec. 31, 2018	Sep. 24, 2018	Apr. 24, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.001		$ 0.001			$ 0.001
Exercise price of warrants			$ 1.84		$ 1.75	$ 5.375	$ 5.375
Subsequent Event
Subsequent Event [Line Items]
GTB quoted price	$ 1.84	$ 17
Additional Issuance Agreement with ID Venturas 7, LLC [Member] | Subsequent Event
Subsequent Event [Line Items]
Amount invested	$ 400,000
Additional investment rights granted	$ 2,500,000
Conversion price	$ 1.00
Percentage Of Warrant Exercisable	150.00%
Common stock, par value (in dollars per share)	$ 0.001
Interest rate	10.00%
Security purchase agreement with ID Venturas 7, LLC [Member]
Subsequent Event [Line Items]
Interest rate				10.00%
Letter agreement [Member] | Subsequent Event
Subsequent Event [Line Items]
Exercise price of warrants	$ 1.00